Related Parties	12 Months Ended
Dec. 31, 2015
Related Parties

Note 20. Related Parties

The Company has entered into transactions with its directors and principal officers of the Company, their immediate families and affiliated companies in which they are the principal stockholders (related parties). The aggregate amount of loans to such related parties was $2.6 million and $2.9 million at December 31, 2015 and 2014, respectively. All such loans, in the opinion of management, were made in the normal course of business on the same terms, including interest rate, collectability and collateral, as those prevailing at the time for comparable transactions.

(Dollars in thousands
Balance, January 1, 2015	$2,874
New loans and extensions to existing loans	268
Repayments and other reductions	(572)

Balance, December 31, 2015	$2,570

Unfunded commitments to extend credit to related parties were $1.6 million and $1.5 million at December 31, 2015 and 2014, respectively.

The Company maintains deposit accounts with some related parties. The aggregate amount of these deposit accounts at December 31, 2015 and 2014 amounted to $499 thousand and $374 thousand, respectively.

On May 28, 2015, the Company issued $7.0 million of 6.50% subordinated debt (refer to Note 14). Related parties bought principal note amounts of $285 thousand. As of December 31, 2015, the Company owed these related parties $291 thousand in principal and accrued interest with regard to the subordinated debt.